AXP(SM)
Discovery
  Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
  Express(R)
Funds

(icon of) ruler


AXP Discovery Fund seeks to provide shareholders with long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

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Your Piece of  the Future

Glance through current business magazine and newspaper articles on the fastest-growing companies in America -- and you'll find many of the stocks that AXP Discovery Fund owns. The Fund seeks small- to medium-sized firms at the forefront of rapidly growing markets or industries. From high-tech companies in computer networking or biotechnology to firms that have found new ways to make, manage or market traditional products and services, these are the companies that are creating jobs and reshaping U.S. industry today.

AXP DISCOVERY FUND

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Table of Contents

2000 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Managers               4
Fund Facts                                6
The 10 Largest Holdings                   8
Making the Most of the Fund               9
The Fund's Long-term Performance         10
Independent Auditors' Report             12
Financial Statements                     13
Notes to Financial Statements            16
Investments in Securities                28
Federal Income Tax Information           40

ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson


(picture of) Jacob (Jake) Hurwitz
Jacob (Jake) Hurwitz
Portfolio manager

From the Portfolio Managers
In an extremely volatile environment for small-capitalization stocks, AXP Discovery Fund struggled over the past 12 months. The result was a loss of 4.19% (excluding the sales charge) for the Fund's Class A shares during the fiscal year -- August 1999 through July 2000.

The period got off to a rocky start, as stocks struggled against higher interest rates, the possibility of rising inflation and concerns regarding the potential impact of the Y2K computer bug.

AXP DISCOVERY FUND

The situation improved markedly over the fall and winter, though, as investors, encouraged by reports of still-tame inflation and generally good corporate profits, steadily moved back into stocks. Small-cap technology and biotechnology stocks performed especially well during that time.

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

SPRING SLUMP
The stunning surge in stock prices finally came to a halt in March under the pressure of higher interest rates, then turned into a rapid retreat for several weeks. The pattern re-emerged in June and July, as small-cap technology stocks mounted a strong advance, then sank as investors became concerned about whether future corporate profits would be strong enough to justify the lofty prices of many stocks.

The Fund's performance roughly followed the pattern of small-cap stocks as a whole. But because of its emphasis on inexpensively valued stocks with little price or corporate-profit momentum, the Fund responded poorly during the market's upturns.

That investment approach changed in June, when we began managing the Fund. With the goal of allowing the Fund to participate in a meaningful way in the high-growth segment of the small-cap universe, we sold the majority of holdings and replaced them with a more diverse group of stocks. In particular, promising areas such as technology, biotechnology and energy services are now well-represented in the portfolio.

While the portfolio is much more growth-oriented than in the past, our approach centers on finding stocks that have positive price momentum but have yet to reach unreasonably high levels. We also want the companies they represent to enjoy solid fundamentals. With those growth stocks, we mix in some value issues that are poised to benefit from an existing catalyst that appears likely to provide a spark.

Looking to the new fiscal year, we think the outlook for small-cap stocks is unusually favorable, thanks to accelerating profits and relatively low stock prices. Assuming the Federal Reserve achieves its goal of slowing down the economy to a more moderate pace and thereby relieving upward pressure on inflation, a more normal and less volatile investment environment should unfold during the fall months. If so, we think the Fund is now positioned to benefit from what could be a rewarding rebound in the small-cap sector.



Jacob (Jake) Hurwitz



Kent A. Kelley

ANNUAL REPORT - 2000

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                $10.29
July 31, 1999                                                $11.04
Decrease                                                     $ 0.75

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                  $ 0.02
From capital gains                                           $ 0.26
Total distributions                                          $ 0.28
Total return**                                               -4.19%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                $ 9.84
July 31, 1999                                                $10.65
Decrease                                                     $ 0.81

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                  $ 0.02
From capital gains                                           $ 0.26
Total distributions                                          $ 0.28
Total return**                                               -4.97%***

AXP DISCOVERY FUND

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Class C -- June 26, 2000* - July 31, 2000
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                $ 9.84
June 26, 2000*                                               $10.53
Decrease                                                     $ 0.69

Distributions -- June 26, 2000* - July 31, 2000
From income                                                  $   --
From capital gains                                           $   --
Total distributions                                          $   --
Total return**                                               -6.55%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                $10.33
July 31, 1999                                                $11.07
Decrease                                                     $ 0.74

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                  $ 0.02
From capital gains                                           $ 0.26
Total distributions                                          $ 0.28
Total return**                                               -4.08%***

  * Inception date.
 ** Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
*** The total return is a hypothetical investment in the Fund with all distributions reinvested

ANNUAL REPORT - 2000

The 10 Largest Holdings

                                        Percent                     Value
                                  (of net assets)         (as of July 31, 2000)
 USFreightways                          1.48%                   $7,492,501
 CompuCredit                            1.44                     7,304,201
 Gentex                                 1.35                     6,825,000
 AmeriCredit                             .94                     4,772,499
 Radian Group                            .80                     4,048,188
 Technitrol                              .71                     3,571,768
 True North Communications               .69                     3,499,856
 Metris Companies                        .67                     3,370,938
 Project Software & Development          .63                     3,204,224
 RSA Security                            .62                     3,160,764

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 9.33% of net assets

(icon of) pie chart

AXP DISCOVERY FUND

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Making the Most of the Fund

Build your assets systematically
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20

$10  $10  $12  $14

$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8             $8   $10

$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8   $6             $7

$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

_______________________________________________________________________________
                How $10,000 has grown in AXP Discovery Fund
_______________________________________________________________________________

$60,000
                                                  S&P 500 Index
$50,000
                                          S&P Small Cap 600 Index
$40,000
                           Russell 2000 Index
$30,000


$20,000


                                                                   $23,757
                                                             AXP Discovery
                                                                      Fund
    $9,425
               (The printed version of this chart contains
                a line graph with four lines corresponding
                to the three Indexes and Fund noted above.)

'90    '91    '92    '93    '94    '95    '96    '97    '98    '99    '00

Average Annual Total Returns (as of July 31, 2000)
                      1 year      5 years   10 years (A)   Since inception (B&Y)
 Class A              -9.69%       +6.10%     +9.04%                  --%
 Class B              -8.66%       +6.42%        --%               +8.94%*
 Class Y              -4.08%       +7.50%        --%              +10.03%*
* Inception date was March 20, 1995.

Assumes: Holding period from 08/01/90 to 07/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $13,838. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), Russell 2000(R) Index and the Standard & Poor's 500 Index (S&P 500 Index). In comparing AXP Discovery Fund (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP DISCOVERY FUND

S&P SmallCap 600 Index, an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.

Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

ANNUAL REPORT - 2000

The financial statements contained in Post-Effective Amendment Amendment #39 to Registration Statement No. 2-72174 filed on or about September 26, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax adviser on how to report distributions for state and local tax purposes.

AXP Discovery Fund, Inc. Fiscal year ended July 31, 2000

Class A

Income distribution taxable as dividend income, 2.09% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1999                           $0.01662

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                           $0.26786
Total distributions                     $0.28448

The distributions of $0.28448 per share, payable Dec. 23, 1999, consisted of $0.01662 from net short-term capital gains and $0.26786 from net long-term capital gains.

AXP DISCOVERY FUND

Class B

Income distribution taxable as dividend income, 2.09% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1999                           $0.01662

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                           $0.26786
Total distributions                     $0.28448

The distributions of $0.28448 per share, payable Dec. 23, 1999, consisted of $0.01662 from net short-term capital gains and $0.26786 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, 2.09% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1999                           $0.01662

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                           $0.26786
Total distributions                     $0.28448

The distributions of $0.28448 per share, payable Dec. 23, 1999, consisted of $0.01662 from net short-term capital gains and $0.26786 from net long-term capital gains.

ANNUAL REPORT - 2000

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American
  Express(R)
 Funds

AXP Discovery Fund
70100 AXP Financial Center
Minneapolis, MN  55474





AMERICAN
  EXPRESS
(R)

S-6457 T (9/00)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.